CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash and banks	R$ 6,212,318	R$ 2,464,097
Cash equivalents
Total cash and cash equivalents	R$ 6,835,057	3,249,127	R$ 4,387,453	R$ 1,076,833
Fixed | Cash and banks
Cash equivalents
Average yield	0.41%
Domestic (Brazil)
Cash equivalents
Fixed-term deposits	R$ 115,032	630,075
Domestic (Brazil) | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	70.45%
Foreign
Cash equivalents
Fixed-term deposits	R$ 507,707	R$ 154,955
Foreign | Fixed | Fixed-term deposits
Cash equivalents
Average yield	0.43%